Exhibit 99.1

DNZN Commercial Mortgage Trust 2020-DNZN

Commercial Mortgage Pass-Through Certificates, Series 2020-DNZN

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

19 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	Goldman Sachs Mortgage Company Goldman Sacks Bank USA Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	DNZN Commercial Mortgage Trust 2020-DNZN (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-DNZN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 October 2020

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) comprised of:
i.	Certain senior promissory notes (the “Senior Trust Notes”) and
ii.	Certain subordinate promissory notes (the “Junior Trust Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a 5-year fixed-rate, interest-only commercial mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and certain additional senior promissory notes (the “Companion Notes”), which will not be assets of the Issuing Entity,
c.	The Companion Notes and Senior Trust Notes (together, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Notes,
d.	The Mortgage Loan is secured by, among other things, first priority mortgages on the borrowers’ fee simple interests in the portfolio comprised of (i) a newly constructed apartment complex comprised of 2 interconnected multifamily buildings located at 54 Noll Street and 123 Melrose Street in Brooklyn New York and (ii) 11 other newly constructed and/or recently renovated apartment properties located in Brooklyn, New York (each, a “Property” and collectively, the “Properties”) and
e.	The Mortgage Loan has a related fixed-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Trust Notes, Junior Trust Notes, Companion Notes, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 6 November 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Trust Notes, Junior Trust Notes, Companion Notes, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Whole Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Date Amount ($)”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Balloon Balance ($)”),
d.	Use the “Original Total Senior Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Notes as of the Reference Date (the “Cut-off Date Total Senior Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Senior Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Total Senior Mortgage Loan Amount ($)”),
e.	Use the “Original Senior Mortgage Loan Trust Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Trust Notes as of the Reference Date (the “Cut-off Date Senior Mortgage Loan Trust Amount ($)”) and
ii.	The principal balance of the Senior Trust Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Senior Mortgage Loan Trust Amount ($)”),
f.	Use the “Original Senior Companion Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion Notes as of the Reference Date (the “Cut-off Date Senior Companion Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Companion Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Senior Companion Mortgage Loan Amount ($)”),
g.	Use the “Original Junior Trust Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Junior Trust Notes as of the Reference Date (the “Cut-off Date Junior Trust Loan Amount ($)”) and
ii.	The principal balance of the Junior Trust Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Junior Trust Loan Amount ($)”) and
h.	Use the “Original Mezzanine Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Mezzanine Loan Amount ($)”) and
ii.	The principal balance of the Mezzanine Loan and each Property as of the ”Maturity Date” of the Mezzanine Loan (the “Maturity Balance Mezzanine Loan Amount ($)”).

Attachment A Page 4 of 8

6. (continued)

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Whole Loan Cut-off Date Amount ($),
b.	Cut-off Date Mezzanine Loan Amount ($),
c.	Whole Loan Balloon Balance ($) and
d.	Maturity Balance Mezzanine Loan Amount ($),

as shown on the Final Data File, we recalculated the:

i.            Total Loan Cut-off Date Amount ($) and

ii.           Total Loan Balloon Balance ($)

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Senior Mortgage Loan Trust Amount ($),
b.	Original Junior Trust Loan Amount ($),
c.	Mortgage Loan Interest Rate and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment ($) and
ii.	Trust Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the product of:

a.	The sum of:
i.	The “Original Senior Mortgage Loan Trust Amount ($),” as shown on the Final Data File, and
ii.	The “Original Junior Trust Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 8

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Monthly Debt Service Payment ($),” as shown on the Final Data File.

10.	Using the:
a.	Original Total Senior Mortgage Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Loan Monthly Debt Service Payment ($) and
ii.	Senior Loan Annual Debt Service Payment ($)

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Monthly Debt Service Payment ($)” of the Senior Notes as 1/12th of the product of:

a.	The “Original Total Senior Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Annual Debt Service Payment ($)” of the Senior Notes as twelve (12) times the “Senior Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

11.	Using the:
a.	Original Junior Trust Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Junior Loan Monthly Debt Service Payment ($) and
ii.	Junior Loan Annual Debt Service Payment ($)

of the Junior Trust Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Monthly Debt Service Payment ($)” of the Junior Trust Notes as 1/12th of the product of:

a.	The “Original Junior Trust Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Annual Debt Service Payment ($)” of the Junior Trust Notes as twelve (12) times the “Junior Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

12.	Using the:
a.	Original Mezzanine Loan Amount ($),
b.	Mezzanine Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment ($) and
ii.	Mezzanine Loan Annual Debt Service Payment ($)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment ($)” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan Amount ($),” as shown on the Final Data File,
b.	The “Mezzanine Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment ($)” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

13.	Using the:
a.	Senior Loan Monthly Debt Service Payment ($),
b.	Junior Loan Monthly Debt Service Payment ($),
c.	Mezzanine Loan Monthly Debt Service Payment ($),
d.	Senior Loan Annual Debt Service Payment ($),
e.	Junior Loan Annual Debt Service Payment ($) and
f.	Mezzanine Loan Annual Debt Service Payment ($),

as shown on the Final Data File, we recalculated the:

i.           Total Loan Monthly Debt Service Payment ($) and

ii.          Total Loan Annual Debt Service Payment ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

14.	Using the:
a.	Senior Loan Annual Debt Service Payment ($),
b.	Junior Loan Annual Debt Service Payment ($),
c.	Total Loan Annual Debt Service Payment ($),
d.	Net Operating Income UW,
e.	Net Cash Flow UW,
f.	Cut-off Date Total Senior Mortgage Loan Amount ($),
g.	Maturity Balance Total Senior Mortgage Loan Amount ($),
h.	Total Loan Cut-off Date Amount ($),
i.	Total Loan Balloon Balance ($),
j.	Whole Loan Cut-off Date Amount ($),
k.	Whole Loan Balloon Balance ($),
l.	Appraised Value,
m.	Multifamily Units and
n.	Total Rentable Area (SF),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Mortgage Loan UW NOI DSCR,
ii.	Senior Mortgage Loan UW NCF DSCR,
iii.	Whole Loan UW NOI DSCR,
iv.	Whole Loan UW NCF DSCR,
v.	Total Loan UW NOI DSCR,
vi.	Total Loan UW NCF DSCR,
vii.	Senior Mortgage Loan UW NOI Debt Yield,
viii.	Senior Mortgage Loan UW NCF Debt Yield,
ix.	Whole Loan UW NOI Debt Yield,
x.	Whole Loan UW NCF Debt Yield,
xi.	Total Loan UW NOI Debt Yield,
xii.	Total Loan UW NCF Debt Yield,
xiii.	Senior Mortgage Loan Cut-off Date LTV,
xiv.	Senior Mortgage Loan Maturity Date LTV,
xv.	Whole Loan Cut-off Date LTV,
xvi.	Whole Loan Maturity Date LTV,
xvii.	Total Loan Cut-off Date LTV,
xviii.	Total Maturity Date LTV,
xix.	Cut-off Date Senior Mortgage Loan Amount per Unit ($),
xx.	Cut-off Date Senior Mortgage Loan Amount per Rentable SF ($),
xxi.	Whole Loan Amount per Unit ($),
xxii.	Whole Loan Amount per SF ($),
xxiii.	Total Loan Amount per Unit ($),
xxiv.	Total Loan Amount per Rentable SF ($),
xxv.	Appraised Value per Unit and
xxvi.	Appraised Value per SF

of the Senior Notes, Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, and with respect to items xxi. through xxvi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

14. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to two decimal places and
b.	Round the characteristics listed in vii. through xviii. above to the nearest 1/10th of one percent.

15.	Using the:
a.	Effective Gross Income – Apartments UW,
b.	Effective Gross Income – Commercial UW and
c.	Total Effective Gross Income UW,

as shown on the Final Data File, we recalculated the:

i.	% of EGI (Multifamily) and
ii.	% of EGI (Commercial)

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Promissory Notes (see Note 1)	16 October 2020

Loan Agreement (see Note 1)	19 October 2020

Mezzanine Loan Agreement (see Note 1)	19 October 2020

Deposit Account Control Agreement (see Note 1)	9 September 2020

Guaranty Agreement (see Note 1)	6 August 2020

Escrow Instruction Letter (see Note 1)	14 October 2020

Assignment and Subordination or Management Agreement (see Note 1)	21 July 2020

Final ALA Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Engineering Report Summary Matrix	27 July 2020

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 September 2020

ESA Summary Matrix	31 July 2020

Insurance Review Document	16 October 2020

Pro Forma Title Policy	Not Dated

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.gov)	Not Applicable

Tax Abatement Schedules	Various

CoStar Submarket Reports	3 September 2020

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type (see Note 1)	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 2)	Appraisal Report or Engineering Report
City (see Note 2)	Appraisal Report
State (see Note 2)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.gov)
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Multifamily Units	Underwriter’s Summary Report
Ownership Interest	Loan Agreement or Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
Appraised Value (see Note 9)	Appraisal Report
Appraised Value Date (see Note 9)	Appraisal Report
As-Is Appraised Value	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Appraised Value Type	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	ESA Summary Matrix
Environmental Report Date	ESA Summary Matrix
Phase II Required	ESA Summary Matrix
ACM O&M Plan	ESA Summary Matrix
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Occupancy % (Total Multifamily)	Underwriter’s Summary Report
Occupancy % (Market Rate Multifamily)	Underwriter’s Summary Report
Occupancy % (Affordable Multifamily)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Occupancy % (Commercial)	Underwriter’s Summary Report
Occupancy Date (Commercial)	Underwriter’s Summary Report
Number of Tenants (Commercial)	Underwriter’s Summary Report
Weighted Average Commercial Lease Expiration Date	Underwriter’s Summary Report
Weighted Average Remaining Commercial Lease Term (Years)	Underwriter’s Summary Report
Commercial NRA (SF)	Underwriter’s Summary Report
Total Rentable Area (SF)	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) 2017	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) 2018	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) 2019	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) TTM July 2020	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) Budget Year 1	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Apartments) UW	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) 2017	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) 2018	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) 2019	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) TTM July 2020	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) Appraisal Year 1	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Potential Income from Vacant Apartment Units (Market Rate) Budget Year 1	Underwriter’s Summary Report
Potential Income from Vacant Apartment Units (Market Rate) UW	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) 2017	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) 2018	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) 2019	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) TTM July 2020	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) Budget Year 1	Underwriter’s Summary Report
In-Place Base Rent (Affordable Rate Apartments) UW	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) 2017	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) 2018	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) 2019	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) TTM July 2020	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) Budget Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space (Affordable Rate Apartments) UW	Underwriter’s Summary Report
Gross Potential Income (Apartments) 2017	Underwriter’s Summary Report
Gross Potential Income (Apartments) 2018	Underwriter’s Summary Report
Gross Potential Income (Apartments) 2019	Underwriter’s Summary Report
Gross Potential Income (Apartments) TTM July 2020	Underwriter’s Summary Report
Gross Potential Income (Apartments) Appraisal Year 1	Underwriter’s Summary Report
Gross Potential Income (Apartments) Budget Year 1	Underwriter’s Summary Report
Gross Potential Income (Apartments) UW	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) 2017	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) 2018	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) 2019	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) TTM July 2020	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) Budget Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Market Rate Apartments) UW	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) 2017	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) 2018	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) 2019	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) TTM July 2020	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) Appraisal Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) Budget Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Affordable Rate Apartments) UW	Underwriter’s Summary Report
EGI Before Other Income – Apartments 2017	Underwriter’s Summary Report
EGI Before Other Income – Apartments 2018	Underwriter’s Summary Report
EGI Before Other Income – Apartments 2019	Underwriter’s Summary Report
EGI Before Other Income – Apartments TTM July 2020	Underwriter’s Summary Report
EGI Before Other Income – Apartments Appraisal Year 1	Underwriter’s Summary Report
EGI Before Other Income – Apartments Budget Year 1	Underwriter’s Summary Report
EGI Before Other Income – Apartments UW	Underwriter’s Summary Report
Other Income – Apartments 2017	Underwriter’s Summary Report
Other Income – Apartments 2018	Underwriter’s Summary Report
Other Income – Apartments 2019	Underwriter’s Summary Report
Other Income – Apartments TTM July 2020	Underwriter’s Summary Report
Other Income – Apartments Appraisal Year 1	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Other Income – Apartments Budget Year 1	Underwriter’s Summary Report
Other Income – Apartments UW	Underwriter’s Summary Report
Parking Income 2017	Underwriter’s Summary Report
Parking Income 2018	Underwriter’s Summary Report
Parking Income 2019	Underwriter’s Summary Report
Parking Income TTM July 2020	Underwriter’s Summary Report
Parking Income Appraisal Year 1	Underwriter’s Summary Report
Parking Income Budget Year 1	Underwriter’s Summary Report
Parking Income UW	Underwriter’s Summary Report
Effective Gross Income – Apartments 2017	Underwriter’s Summary Report
Effective Gross Income – Apartments 2018	Underwriter’s Summary Report
Effective Gross Income – Apartments 2019	Underwriter’s Summary Report
Effective Gross Income – Apartments TTM July 2020	Underwriter’s Summary Report
Effective Gross Income – Apartments Appraisal Year 1	Underwriter’s Summary Report
Effective Gross Income – Apartments Budget Year 1	Underwriter’s Summary Report
Effective Gross Income – Apartments UW	Underwriter’s Summary Report
In-Place Base Rent – Commercial 2017	Underwriter’s Summary Report
In-Place Base Rent – Commercial 2018	Underwriter’s Summary Report
In-Place Base Rent – Commercial 2019	Underwriter’s Summary Report
In-Place Base Rent – Commercial TTM July 2020	Underwriter’s Summary Report
In-Place Base Rent – Commercial Appraisal Year 1	Underwriter’s Summary Report
In-Place Base Rent – Commercial Budget Year 1	Underwriter’s Summary Report
In-Place Base Rent – Commercial UW	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial 2017	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial 2018	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial 2019	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial TTM July 2020	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial Appraisal Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial Budget Year 1	Underwriter’s Summary Report
Potential Income from Vacant Space – Commercial UW	Underwriter’s Summary Report
Other Income – Commercial 2017	Underwriter’s Summary Report
Other Income – Commercial 2018	Underwriter’s Summary Report
Other Income – Commercial 2019	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Other Income – Commercial TTM July 2020	Underwriter’s Summary Report
Other Income – Commercial Appraisal Year 1	Underwriter’s Summary Report
Other Income – Commercial Budget Year 1	Underwriter’s Summary Report
Other Income – Commercial UW	Underwriter’s Summary Report
Gross Potential Income – Commercial 2017	Underwriter’s Summary Report
Gross Potential Income – Commercial 2018	Underwriter’s Summary Report
Gross Potential Income – Commercial 2019	Underwriter’s Summary Report
Gross Potential Income – Commercial TTM July 2020	Underwriter’s Summary Report
Gross Potential Income – Commercial Appraisal Year 1	Underwriter’s Summary Report
Gross Potential Income – Commercial Budget Year 1	Underwriter’s Summary Report
Gross Potential Income – Commercial UW	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions – Commercial 2017	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial 2018	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial 2019	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial TTM July 2020	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial Appraisal Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial Budget Year 1	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions - Commercial UW	Underwriter’s Summary Report
Effective Gross Income – Commercial 2017	Underwriter’s Summary Report
Effective Gross Income – Commercial 2018	Underwriter’s Summary Report
Effective Gross Income – Commercial 2019	Underwriter’s Summary Report
Effective Gross Income – Commercial TTM July 2020	Underwriter’s Summary Report
Effective Gross Income – Commercial Appraisal Year 1	Underwriter’s Summary Report
Effective Gross Income – Commercial Budget Year 1	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Effective Gross Income – Commercial UW	Underwriter’s Summary Report
Total Effective Gross Income 2017	Underwriter’s Summary Report
Total Effective Gross Income 2018	Underwriter’s Summary Report
Total Effective Gross Income 2019	Underwriter’s Summary Report
Total Effective Gross Income TTM July 2020	Underwriter’s Summary Report
Total Effective Gross Income Appraisal Year 1	Underwriter’s Summary Report
Total Effective Gross Income Budget Year 1	Underwriter’s Summary Report
Total Effective Gross Income UW	Underwriter’s Summary Report
Management Fee 2017	Underwriter’s Summary Report
Management Fee 2018	Underwriter’s Summary Report
Management Fee 2019	Underwriter’s Summary Report
Management Fee TTM July 2020	Underwriter’s Summary Report
Management Fee Appraisal Year 1	Underwriter’s Summary Report
Management Fee Budget Year 1	Underwriter’s Summary Report
Management Fee UW	Underwriter’s Summary Report
Repairs & Maintenance 2017	Underwriter’s Summary Report
Repairs & Maintenance 2018	Underwriter’s Summary Report
Repairs & Maintenance 2019	Underwriter’s Summary Report
Repairs & Maintenance TTM July 2020	Underwriter’s Summary Report
Repairs & Maintenance Appraisal Year 1	Underwriter’s Summary Report
Repairs & Maintenance Budget Year 1	Underwriter’s Summary Report
Repairs & Maintenance UW	Underwriter’s Summary Report
Utilities 2017	Underwriter’s Summary Report
Utilities 2018	Underwriter’s Summary Report
Utilities 2019	Underwriter’s Summary Report
Utilities TTM July 2020	Underwriter’s Summary Report
Utilities Appraisal Year 1	Underwriter’s Summary Report
Utilities Budget Year 1	Underwriter’s Summary Report
Utilities UW	Underwriter’s Summary Report
General & Administrative 2017	Underwriter’s Summary Report
General & Administrative 2018	Underwriter’s Summary Report
General & Administrative 2019	Underwriter’s Summary Report
General & Administrative TTM July 2020	Underwriter’s Summary Report
General & Administrative Appraisal Year 1	Underwriter’s Summary Report
General & Administrative Budget Year 1	Underwriter’s Summary Report
General & Administrative UW	Underwriter’s Summary Report
Insurance 2017	Underwriter’s Summary Report
Insurance 2018	Underwriter’s Summary Report
Insurance 2019	Underwriter’s Summary Report
Insurance TTM July 2020	Underwriter’s Summary Report
Insurance Appraisal Year 1	Underwriter’s Summary Report
Insurance Budget Year 1	Underwriter’s Summary Report
Insurance UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Real Estate Taxes 2017	Underwriter’s Summary Report
Real Estate Taxes 2018	Underwriter’s Summary Report
Real Estate Taxes 2019	Underwriter’s Summary Report
Real Estate Taxes TTM July 2020	Underwriter’s Summary Report
Real Estate Taxes Appraisal Year 1	Underwriter’s Summary Report
Real Estate Taxes Budget Year 1	Underwriter’s Summary Report
Real Estate Taxes UW	Underwriter’s Summary Report
Total Operating Expenses 2017	Underwriter’s Summary Report
Total Operating Expenses 2018	Underwriter’s Summary Report
Total Operating Expenses 2019	Underwriter’s Summary Report
Total Operating Expenses TTM July 2020	Underwriter’s Summary Report
Total Operating Expenses Appraisal Year 1	Underwriter’s Summary Report
Total Operating Expenses Budget Year 1	Underwriter’s Summary Report
Total Operating Expenses UW	Underwriter’s Summary Report
Net Operating Income 2017	Underwriter’s Summary Report
Net Operating Income 2018	Underwriter’s Summary Report
Net Operating Income 2019	Underwriter’s Summary Report
Net Operating Income TTM July 2020	Underwriter’s Summary Report
Net Operating Income Appraisal Year 1	Underwriter’s Summary Report
Net Operating Income Budget Year 1	Underwriter’s Summary Report
Net Operating Income UW	Underwriter’s Summary Report
Replacement Reserves – Apartments 2017	Underwriter’s Summary Report
Replacement Reserves – Apartments 2018	Underwriter’s Summary Report
Replacement Reserves – Apartments 2019	Underwriter’s Summary Report
Replacement Reserves – Apartments TTM July 2020	Underwriter’s Summary Report
Replacement Reserves – Apartments Appraisal Year 1	Underwriter’s Summary Report
Replacement Reserves – Apartments Budget Year 1	Underwriter’s Summary Report
Replacement Reserves – Apartments UW	Underwriter’s Summary Report
Replacement Reserves – Commercial 2017	Underwriter’s Summary Report
Replacement Reserves – Commercial 2018	Underwriter’s Summary Report
Replacement Reserves – Commercial 2019	Underwriter’s Summary Report
Replacement Reserves – Commercial TTM July 2020	Underwriter’s Summary Report
Replacement Reserves – Commercial Appraisal Year 1	Underwriter’s Summary Report
Replacement Reserves – Commercial Budget Year 1	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Replacement Reserves – Commercial UW	Underwriter’s Summary Report
TI/LC 2017	Underwriter’s Summary Report
TI/LC 2018	Underwriter’s Summary Report
TI/LC 2019	Underwriter’s Summary Report
TI/LC TTM July 2020	Underwriter’s Summary Report
TI/LC Appraisal Year 1	Underwriter’s Summary Report
TI/LC Budget Year 1	Underwriter’s Summary Report
TI/LC UW	Underwriter’s Summary Report
Net Cash Flow 2017	Underwriter’s Summary Report
Net Cash Flow 2018	Underwriter’s Summary Report
Net Cash Flow 2019	Underwriter’s Summary Report
Net Cash Flow TTM July 2020	Underwriter’s Summary Report
Net Cash Flow Appraisal Year 1	Underwriter’s Summary Report
Net Cash Flow Budget Year 1	Underwriter’s Summary Report
Net Cash Flow UW	Underwriter’s Summary Report

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Retail Tenant Name	Underwritten Rent Roll
Largest Retail Tenant Lease Start	Underwritten Rent Roll
Largest Retail Tenant Lease Exp.	Underwritten Rent Roll
Largest Retail Tenant NRA	Underwritten Rent Roll
Largest Retail Tenant % Property Commercial NRA	Underwritten Rent Roll
Largest Retail Tenant UW Base Rent ($)	Underwritten Rent Roll
Largest Retail Tenant UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Retail Tenant Name	Underwritten Rent Roll
2nd Largest Retail Tenant Lease Start	Underwritten Rent Roll
2nd Largest Retail Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Retail Tenant NRA	Underwritten Rent Roll
2nd Largest Retail Tenant % of Property Commercial NRA	Underwritten Rent Roll
2nd Largest Retail Tenant UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Retail Tenant UW Gross Rent ($)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow Springing Conditions	Loan Agreement
Monthly Insurance Escrow ($)	Loan Agreement
Insurance Springing Conditions	Loan Agreement
Upfront Immediate Repairs Reserve ($)	Loan Agreement
Upfront CapEx Reserve ($)	Loan Agreement
Monthly CapEx Reserve ($)	Loan Agreement
CapEx Springing Conditions	Loan Agreement
CapEx Escrow Cap ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement
TI/LC Reserve Springing Conditions	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Upfront Other Reserve	Loan Agreement
Ongoing Other Reserve	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Other Reserve 2	Loan Agreement
Ongoing Other Reserve 2	Loan Agreement
Other Reserve Description 2	Loan Agreement
Upfront Other Reserve 3	Loan Agreement
Ongoing Other Reserve 3	Loan Agreement
Other Reserve Description 3	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Whole Loan Amount ($)	Final ALA Schedule
Original Mezzanine Loan Amount ($)	Final ALA Schedule
Mezzanine Interest Rate	Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Grace Period (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 6)	Loan Agreement
Lockbox Type (see Note 7)	Loan Agreement
Cash Management (see Note 8)	Loan Agreement
Cash Management Triggers	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment String (see Note 10)	Loan Agreement
Borrower Name	Loan Agreement and Loan Promissory Notes
Borrower Entity Type	Loan Agreement
Carveout Guarantor	Guaranty Agreement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement

Notes:

1.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

2.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the borrower(s) to establish a lockbox account as of the “Origination Date,” as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to:
a.	Use “Hard” if the applicable Source Document(s) require the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s) and
b.	Use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the “Appraised Value” and “Appraised Value Date” characteristics for each Property, the Depositor instructed us to use the corresponding appraised value and date associated with such “Appraised Value Type,” as shown in the applicable Source Document(s), for the “Appraised Value” and “Appraised Value Date” characteristics.

10.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the loan agreement Source Document) has been securitized.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Appraised Value Type
Property ID
Property Name
Upfront Tax Escrow ($)
Upfront Insurance Escrow ($)
Monthly Tax Escrow ($)
Ground Lease Maturity Date
Ground Lease Extension Options
Ground Lease Fully Extended Maturity Date
Administrative Fee Rate (%)
Seismic Report Date
PML (SEL)
PML (SUL)
Mortgage Loan Interest Rate
Origination Date
Original Total Senior Mortgage Loan Amount ($)
Original Senior Mortgage Loan Trust Amount ($)
Original Senior Companion Mortgage Loan Amount ($)
Original Junior Trust Loan Amount ($)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.